Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2014	Aug. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Lease commitment			$ 8,200
Lease rent expense			954	$ 1,007	$ 766
License fee			93	45	28
Clinical and regulatory expense			$ 1,409	$ 602	$ 481
Annual maintenance fee term			7 years
Sylmar Lease [Member]
Lease agreement term		5 years
Lease agreement maturity date	Feb. 28, 2022	Feb. 28, 2017
Lease agreement renew term	5 years	5 years
Minimum [Member]
License royalty rates range			0.50%
Maintenance fee			$ 5,000
Maximum [Member]
License royalty rates range			3.25%
License royalty rates paid to other			0.25%
Maintenance fee			$ 10,000